Deposits	12 Months Ended
Dec. 31, 2025
Deposits [Abstract]
Deposits

Note 8: Deposits
Table 8.1 presents a summary of both time certificates of deposit (CDs) and other time deposits issued by domestic and non-U.S. offices.

Table 8.1: Time Deposits

	December 31,
(in millions)	2025	2024
Total time deposits	$166,686	139,865
Time deposits in excess of $250,000	41,436	29,675
The contractual maturities of time deposits are presented in
Table 8.2.

Table 8.2: Contractual Maturities of Time Deposits

(in millions)	December 31, 2025
2026	$158,380
2027	4,221
2028	3,050
2029	701
2030	64
Thereafter	270
Total	$166,686